Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Nov. 25, 2024	Oct. 09, 2024	Sep. 30, 2024	Mar. 13, 2024	Dec. 31, 2023	Jul. 31, 2023	Apr. 10, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Common stock par value			$ 0.0001		$ 0.0001			$ 0.0001
Exercise price				$ 8.10			$ 7.50
Maximum [Member]
Subsequent Event [Line Items]
Exercise price						$ 7.50
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from notes and purchaser warrants	$ 750
Bearing interest	8.00%
Increase in bearing interest	10.00%
Common stock par value	$ 0.0001
Exercise price	2.85
Gross proceeds	2,500,000
Floor price	$ 1.00
Warrant outstanding term	5 years
Percentage of cash fee equal to aggregate proceeds	7.00%
Percentage of non-accountable expense fee	1.00%
Initial retainer fee	$ 25
Reimbursement of legal expenses	$ 75
Percentage of exercise price equal to offering price	125.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Notes and purchaser warrants principal amount	$ 1,000
Sequence Lifescience Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Consideration paid for assets		$ 5,500
Upfront payment		1,000
Monthly milestone payments		4,000
Prior payment to related party		$ 500
Net sales percentage		20.00%